Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and contingencies
Rental expenses	$ 7,500,451	$ 3,153,903	$ 522,471
Minimum lease payments under non-cancellable leases
Year ending December 31, 2013	13,581,686
Year ending December 31, 2014	15,323,926
Year ending December 31, 2015	12,272,267
Year ending December 31, 2016	11,648,350
Year ending December 31, 2017	11,648,350
Over December 31, 2017	20,723,438
Total minimum lease payments	85,198,017
Capital commitment
Commitment capital expenditures	1,096,251
Contingencies
Accrued under-paid social welfare payments required under applicable PRC labor laws	$ 2,189,601	$ 1,599,125